Vanguard® Alternative Strategies Fund
Consolidated Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (27.9%)
Communication Services (1.5%)
	TEGNA Inc.	45,000	897
*	Liberty Media Corp.-Liberty Formula One Class C	1,506	106
[1]	Verizon Communications Inc.	2,446	102
[1]	Electronic Arts Inc.	775	100
[1]	Comcast Corp. Class A	2,432	96
[1]	Madison Square Garden Sports Corp.	523	95
	Sirius XM Holdings Inc.	16,060	93
			1,489
Consumer Discretionary (2.5%)
*	iRobot Corp.	20,500	922
	Leggett & Platt Inc.	2,865	105
[1]	Service Corp. International	1,413	105
[1]	Gentex Corp.	3,532	104
[1]	Starbucks Corp.	942	103
*,1	AutoZone Inc.	41	100
	Darden Restaurants Inc.	675	100
	Lowe's Cos. Inc.	480	100
[1]	Columbia Sportswear Co.	1,024	98
[1]	Home Depot Inc.	302	98
*,1	O'Reilly Automotive Inc.	122	97
[1]	Dollar General Corp.	409	96
[1]	Genuine Parts Co.	575	96
[1]	Yum! Brands Inc.	737	96
[1]	Wendy's Co.	4,252	95
[1]	McDonald's Corp.	347	93
	Advance Auto Parts Inc.	55	8
			2,416
Consumer Staples (1.9%)
[1]	Philip Morris International Inc.	982	102
	Casey's General Stores Inc.	419	99
[1]	Flowers Foods Inc.	3,571	99
[1]	Altria Group Inc.	2,162	97
	Keurig Dr Pepper Inc.	2,749	97
	Kellogg Co.	1,380	95
	Reynolds Consumer Products Inc.	3,194	95
[1]	Mondelez International Inc. Class A	1,443	94
	General Mills Inc.	1,192	93
	Hershey Co.	413	93
[1]	PepsiCo Inc.	542	93
[1]	J M Smucker Co.	606	93
[1]	Coca-Cola Co.	1,508	92
[1]	Kimberly-Clark Corp.	707	92

		Shares	Market Value ($000)
[1]	Brown-Forman Corp. Class B	1,370	91
[1]	Colgate-Palmolive Co.	1,199	89
[1]	Procter & Gamble Co.	622	89
[1]	McCormick & Co. Inc.	1,173	88
[1]	Church & Dwight Co. Inc.	1,072	87
[1]	Archer-Daniels-Midland Co.	313	26
	Campbell Soup Co.	185	10
			1,814
Financials (2.1%)
	First Horizon Corp.	13,918	344
[1]	White Mountains Insurance Group Ltd.	68	104
[1]	Marsh & McLennan Cos. Inc.	579	101
	Cboe Global Markets Inc.	806	99
[1]	CNA Financial Corp.	2,283	99
	Starwood Property Trust Inc.	4,709	98
	Aflac Inc.	1,327	98
*,1	Berkshire Hathaway Inc. Class B	310	97
	Travelers Cos. Inc.	504	96
[1]	Hanover Insurance Group Inc.	706	95
[1]	TFS Financial Corp.	6,660	95
[1]	Arthur J Gallagher & Co.	478	94
[1]	W R Berkley Corp.	1,324	93
[1]	Intercontinental Exchange Inc.	836	90
[1]	Annaly Capital Management Inc.	3,828	90
	Nasdaq Inc.	1,484	89
	Assurant Inc.	615	82
	Chubb Ltd.	349	79
	Moody's Corp.	147	47
	Globe Life Inc.	152	18
	Ally Financial Inc.	510	17
*	Markel Corp.	10	14
[1]	Allstate Corp.	83	11
	Willis Towers Watson plc	45	11
			2,061
Health Care (4.2%)
*,2	Meridian Bioscience Inc.	34,400	1,170
*	Horizon Therapeutics plc	4,500	494
*,1	Henry Schein Inc.	1,210	104
*	Hologic Inc.	1,250	102
[1]	Bristol-Myers Squibb Co.	1,385	101
*	Enovis Corp.	1,613	101
	Cigna Corp.	314	99
[1]	Quest Diagnostics Inc.	664	99
	Stryker Corp.	392	99
[1]	Medtronic plc	1,185	99
	Premier Inc. Class A	2,925	98
*	Integra LifeSciences Holdings Corp.	1,689	97
[1]	AmerisourceBergen Corp. Class A	571	96
	Laboratory Corp. of America Holdings	380	96
	AbbVie Inc.	643	95
[1]	Becton Dickinson and Co.	375	95
[1]	CVS Health Corp.	1,076	95
[1]	Abbott Laboratories	850	94
	Gilead Sciences Inc.	1,119	94
[1]	Johnson & Johnson	578	94
*,1	QIAGEN NV	1,929	94
[1]	Merck & Co. Inc.	866	93

		Shares	Market Value ($000)
	McKesson Corp.	243	92
[1]	UnitedHealth Group Inc.	185	92
[1]	Amgen Inc.	350	88
[1]	Zoetis Inc.	525	87
[1]	Baxter International Inc.	1,656	76
*	Boston Scientific Corp.	407	19
	Elevance Health Inc.	20	10
			4,073
Industrials (4.8%)
*	Atlas Air Worldwide Holdings Inc.	10,000	1,022
	Atlas Corp.	34,000	504
	Maxar Technologies Inc.	9,000	465
[1]	Ingersoll Rand Inc. (XYNS)	2,250	126
	Lincoln Electric Holdings Inc.	633	106
	Pentair plc	1,879	104
[1]	Fastenal Co.	2,040	103
[1]	PACCAR Inc.	944	103
[1]	Illinois Tool Works Inc.	433	102
	MSC Industrial Direct Co. Inc. Class A	1,215	100
	Otis Worldwide Corp.	1,212	100
	MSA Safety Inc.	721	98
[1]	Hubbell Inc. Class B	423	97
	MDU Resources Group Inc.	3,125	97
	Nordson Corp.	398	97
[1]	General Dynamics Corp.	410	96
[1]	IDEX Corp.	402	96
[1]	Lockheed Martin Corp.	208	96
[1]	Republic Services Inc. Class A	772	96
[1]	AMETEK Inc.	655	95
[1]	Cummins Inc.	382	95
	Snap-on Inc.	383	95
[1]	Verisk Analytics Inc. Class A	523	95
[1]	Waste Management Inc.	613	95
*	FTI Consulting Inc.	588	94
	Eaton Corp. plc	578	94
[1]	Honeywell International Inc.	448	93
[1]	Norfolk Southern Corp.	362	89
	3M Co.	761	88
	Union Pacific Corp.	419	86
	Donaldson Co. Inc.	863	54
[1]	Expeditors International of Washington Inc.	186	20
			4,701
Information Technology (5.0%)
*	ForgeRock Inc. Class A	42,700	848
*	Evo Payments Inc. Class A	18,902	640
*	Coupa Software Inc.	5,500	439
*	MoneyGram International Inc.	30,000	323
[1]	Dolby Laboratories Inc. Class A	1,296	103
[1]	Microsoft Corp.	414	103
[1]	SS&C Technologies Holdings Inc.	1,710	103
[1]	Visa Inc. Class A	444	102
[1]	Amdocs Ltd.	1,105	102
[1]	Analog Devices Inc.	587	101
	Cisco Systems Inc.	2,078	101
	NetApp Inc.	1,521	101
[1]	CDW Corp.	509	100
	Cognizant Technology Solutions Corp. Class A	1,496	100

		Shares	Market Value ($000)
[1]	Juniper Networks Inc.	3,094	100
[1]	Texas Instruments Inc.	562	100
[1]	Jack Henry & Associates Inc.	545	98
[1]	Paychex Inc.	843	98
*	Teledyne Technologies Inc.	231	98
	Genpact Ltd.	2,066	98
[1]	Amphenol Corp. Class A	1,218	97
[1]	Broadridge Financial Solutions Inc.	645	97
*,1	Keysight Technologies Inc.	544	97
*,1	Fiserv Inc.	900	96
[1]	International Business Machines Corp.	680	92
[1]	Roper Technologies Inc.	216	92
[1]	Automatic Data Processing Inc.	402	91
[1]	Motorola Solutions Inc.	355	91
[1]	Western Union Co.	6,459	91
*,1	Akamai Technologies Inc.	1,004	89
*	Trimble Inc.	1,465	85
			4,876
Materials (1.6%)
	International Paper Co.	2,536	106
	AptarGroup Inc.	877	101
[1]	Air Products and Chemicals Inc.	312	100
[1]	Packaging Corp. of America	697	100
[1]	Avery Dennison Corp.	520	99
[1]	Ecolab Inc.	641	99
	PPG Industries Inc.	758	99
	Silgan Holdings Inc.	1,844	99
	Amcor plc	8,244	99
	Linde plc	295	98
[1]	Sonoco Products Co.	1,593	97
	Ashland Inc.	879	96
	Sealed Air Corp.	1,760	96
[1]	Sherwin-Williams Co.	401	95
	International Flavors & Fragrances Inc.	827	93
[1]	RPM International Inc.	992	89
	Eastman Chemical Co.	87	8
			1,574
Real Estate (2.5%)
	STORE Capital Corp.	18,000	580
	Spirit Realty Capital Inc.	2,297	101
	Healthpeak Properties Inc.	3,686	101
	National Retail Properties Inc.	2,107	100
	Realty Income Corp.	1,469	100
[1]	CubeSmart	2,172	99
	WP Carey Inc.	1,162	99
[1]	Sun Communities Inc.	616	97
	First Industrial Realty Trust Inc.	1,808	96
	Gaming and Leisure Properties Inc.	1,764	94
[1]	American Homes 4 Rent Class A	2,726	93
[1]	AvalonBay Communities Inc.	526	93
[1]	Mid-America Apartment Communities Inc.	558	93
[1]	Invitation Homes Inc.	2,826	92
[1]	Public Storage	291	89
[1]	Life Storage Inc.	807	87
[1]	Camden Property Trust	697	86
[1]	Equity Residential	1,317	84
[1]	UDR Inc.	1,979	84

		Shares	Market Value ($000)
	Healthcare Realty Trust Inc. Class A	3,772	81
[1]	Extra Space Storage Inc.	472	75
	Essex Property Trust Inc.	60	14
	Apartment Income REIT Corp.	301	12
			2,450
Utilities (1.8%)
[1]	Consolidated Edison Inc.	1,043	99
[1]	IDACORP Inc.	932	99
[1]	Alliant Energy Corp.	1,811	98
[1]	Avangrid Inc.	2,317	98
[1]	CMS Energy Corp.	1,545	98
[1]	American Electric Power Co. Inc.	1,034	97
	PPL Corp.	3,288	97
[1]	Atmos Energy Corp.	815	96
[1]	Duke Energy Corp.	942	96
[1]	OGE Energy Corp.	2,431	96
	Xcel Energy Inc.	1,389	96
[1]	DTE Energy Co.	810	94
	Public Service Enterprise Group Inc.	1,508	93
[1]	Southern Co.	1,374	93
[1]	Ameren Corp.	1,060	92
[1]	Exelon Corp.	2,188	92
[1]	Dominion Energy Inc.	1,352	86
	Hawaiian Electric Industries Inc.	1,853	78
[1]	NextEra Energy Inc.	851	64
			1,762
Total Common Stocks—Long Positions (Cost $23,674)			27,216
Temporary Cash Investments (46.2%)
Money Market Fund (46.2%)
[3]	Vanguard Market Liquidity Fund, 4.437% (Cost $45,068)	449,498	45,075
Common Stocks Sold Short (-8.8%)
Communication Services (-0.7%)
*	Netflix Inc.	(308)	(109)
*	Roblox Corp. Class A	(2,710)	(101)
*	Pinterest Inc. Class A	(3,779)	(100)
*	Altice USA Inc. Class A	(20,274)	(99)
*	Roku Inc.	(1,684)	(97)
*	Trade Desk Inc. Class A	(1,917)	(97)
*	ZoomInfo Technologies Inc. Class A	(3,230)	(91)
			(694)
Consumer Discretionary (-1.2%)
*	Wayfair Inc. Class A	(1,843)	(111)
*	Peloton Interactive Inc. Class A	(8,425)	(109)
*	DoorDash Inc. Class A	(1,847)	(107)
*	Victoria's Secret & Co.	(2,529)	(107)
*	Capri Holdings Ltd.	(1,588)	(106)
	Macy's Inc.	(4,393)	(104)
*	Etsy Inc.	(759)	(104)
*	DraftKings Inc. Class A	(6,530)	(98)
	Kohl's Corp.	(2,981)	(96)
*	YETI Holdings Inc.	(2,056)	(92)
*	Under Armour Inc. Class A	(6,740)	(83)
*	Rivian Automotive Inc. Class A	(3,120)	(61)
			(1,178)

		Shares	Market Value ($000)
Consumer Staples (-0.2%)
*	Freshpet Inc.	(1,563)	(99)
*	Olaplex Holdings Inc.	(15,668)	(99)
			(198)
Energy (-0.6%)
	APA Corp.	(2,105)	(93)
	Ovintiv Inc. (XNYS)	(1,837)	(91)
	Range Resources Corp.	(3,388)	(85)
*	Antero Resources Corp.	(2,916)	(84)
	EQT Corp.	(2,529)	(83)
	New Fortress Energy Inc. Class A	(1,930)	(75)
*	Southwestern Energy Co.	(13,656)	(75)
			(586)
Health Care (-1.3%)
*	agilon health Inc.	(5,091)	(111)
*	10X Genomics Inc. Class A	(2,319)	(109)
*	Oak Street Health Inc.	(3,462)	(101)
*	Natera Inc.	(2,325)	(100)
*	Definitive Healthcare Corp. Class A	(8,022)	(99)
*	Sotera Health Co.	(5,771)	(99)
*	Teladoc Health Inc.	(3,203)	(94)
*	Sarepta Therapeutics Inc.	(743)	(93)
*	Moderna Inc.	(528)	(93)
*	Tandem Diabetes Care Inc.	(2,199)	(89)
*	Mirati Therapeutics Inc.	(1,511)	(81)
*	Novocure Ltd.	(890)	(81)
*	Guardant Health Inc.	(1,980)	(62)
*	Maravai LifeSciences Holdings Inc. Class A	(3,744)	(55)
			(1,267)
Industrials (-1.1%)
	Ingersoll Rand Inc.	(2,250)	(126)
*	Lyft Inc. Class A	(7,010)	(114)
*	Uber Technologies Inc.	(3,404)	(105)
*	AZEK Co. Inc. Class A	(4,343)	(105)
*	Hertz Global Holdings Inc.	(5,541)	(100)
*	Generac Holdings Inc.	(807)	(97)
	Vertiv Holdings Co. Class A	(6,724)	(96)
*	Avis Budget Group Inc.	(454)	(91)
*	Sunrun Inc.	(3,353)	(88)
*	Plug Power Inc.	(4,311)	(73)
	Spirit AeroSystems Holdings Inc. Class A	(1,242)	(45)
			(1,040)
Information Technology (-3.1%)
*	Block Inc. (XNYS)	(1,339)	(109)
*	Cloudflare Inc. Class A	(2,034)	(108)
*	Kyndryl Holdings Inc.	(7,996)	(107)
*	Atlassian Corp. Ltd. Class A	(658)	(106)
*	MongoDB Inc. Class A	(490)	(105)
*	UiPath Inc. Class A	(6,852)	(105)
*	Okta Inc.	(1,412)	(104)
*	New Relic Inc.	(1,703)	(104)
*	Palantir Technologies Inc. Class A	(13,327)	(104)
*	SentinelOne Inc. Class A	(6,893)	(104)
*	RingCentral Inc. Class A	(2,632)	(103)
*	Toast Inc. Class A	(4,618)	(103)
*	Wix.com Ltd.	(1,170)	(102)
*	nCino Inc.	(3,553)	(102)

		Shares	Market Value ($000)
*	DocuSign Inc. Class A	(1,662)	(101)
*	Snowflake Inc. Class A	(646)	(101)
*	Smartsheet Inc. Class A	(2,322)	(100)
*	Shift4 Payments Inc. Class A	(1,557)	(100)
*	Confluent Inc. Class A	(4,340)	(100)
*	Twilio Inc. Class A	(1,604)	(96)
*	Elastic NV	(1,633)	(96)
*	Bill.com Holdings Inc.	(830)	(96)
*	NCR Corp.	(3,419)	(94)
*	Zscaler Inc.	(749)	(93)
*	ViaSat Inc.	(2,714)	(93)
*	Wolfspeed Inc.	(1,187)	(91)
*	EPAM Systems Inc.	(272)	(90)
*	Crowdstrike Holdings Inc. Class A	(850)	(90)
*	Enphase Energy Inc.	(355)	(79)
*	Datadog Inc. Class A	(1,032)	(77)
*	Jamf Holding Corp.	(2,693)	(54)
*	Five9 Inc.	(142)	(11)
			(3,028)
Materials (-0.3%)
*	Cleveland-Cliffs Inc.	(4,808)	(103)
	US Steel Corp.	(3,579)	(102)
	Alcoa Corp.	(1,543)	(80)
			(285)
Real Estate (-0.2%)
*	Zillow Group Inc. Class A	(2,156)	(93)
*	Opendoor Technologies Inc.	(31,627)	(69)
*	Zillow Group Inc. Class C	(251)	(11)
			(173)
Utilities (-0.1%)
	Constellation Energy Corp.	(1,169)	(100)
Total Common Stocks Sold Short (Proceeds $9,221)			(8,549)
Other Assets and Other Liabilities—Net (34.7%)			33,849
Net Assets (100%)			97,591
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $11,441,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	258	53,057	205
5-Year U.S. Treasury Note	March 2023	116	12,672	149
10-Year U.S. Treasury Note	March 2023	72	8,245	135
Corn[1]	March 2023	25	850	36
Cotton No.2[1]	March 2023	7	302	1
FTSE MIB Index	March 2023	29	4,204	346
FTSE Taiwan Index	February 2023	76	4,065	(67)
IBEX 35 Index	February 2023	42	4,128	71
LME Aluminum[1]	February 2023	13	851	34
LME Lead[1]	February 2023	10	532	(19)
LME Nickel[1]	February 2023	8	1,449	138
LME Tin[1]	February 2023	4	589	20
Low Sulphur Gasoil[1]	March 2023	15	1,350	10
NY Harbor ULSD[1]	February 2023	10	1,321	9
S&P ASX 200 Index	March 2023	32	4,193	267
S&P TSX 60 Index	March 2023	22	4,147	149
Soybean[1]	March 2023	18	1,384	36
Soybean Meal[1]	March 2023	28	1,356	50
Soybean Oil[1]	March 2023	22	823	(4)
Sugar #11[1]	February 2023	62	1,511	262
Topix Index	March 2023	27	4,098	210
				2,038

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
CAC 40 Index	February 2023	(54)	(4,163)	(16)
Cattle Feeder[1]	March 2023	(3)	(279)	(4)
Cocoa[1]	March 2023	(10)	(258)	(4)
Copper[1]	March 2023	(8)	(845)	(79)
DAX 30 Index	March 2023	(10)	(4,124)	(215)
E-Mini S&P 500 Index	March 2023	(21)	(4,295)	(128)
KOSPI 200 Index	March 2023	(64)	(4,139)	(378)
Lean Hogs[1]	April 2023	(39)	(1,348)	7
Live Cattle[1]	April 2023	(4)	(261)	(3)
LME Aluminum[1]	February 2023	(13)	(851)	(62)
LME Aluminum[1]	March 2023	(22)	(1,446)	(57)
LME Lead[1]	February 2023	(10)	(532)	9
LME Nickel[1]	February 2023	(8)	(1,449)	(56)
LME Nickel[1]	March 2023	(8)	(1,452)	(138)
LME Tin[1]	February 2023	(4)	(590)	(106)
LME Tin[1]	March 2023	(4)	(590)	(21)
MSCI Singapore Index	February 2023	(180)	(4,172)	(25)
Natural Gas[1]	February 2023	(17)	(456)	97
OMX Stockholm 30 Index	February 2023	(189)	(3,978)	32
Wheat[1]	March 2023	(37)	(1,408)	120
WTI Crude Oil[1]	February 2023	(7)	(552)	1
				(1,026)
				1,012
1	Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	2/9/23	AUD	8,365	USD	5,666	240	—
Morgan Stanley Capital Services Inc.	2/9/23	BRL	11,981	USD	2,215	140	—
Morgan Stanley Capital Services Inc.	2/9/23	CAD	7,687	USD	5,647	130	—
State Street Bank & Trust Co.	2/9/23	CLP	1,933,271	USD	2,268	157	—
Morgan Stanley Capital Services Inc.	2/9/23	GBP	4,716	USD	5,688	127	—
Morgan Stanley Capital Services Inc.	2/9/23	HUF	851,453	USD	2,216	143	—
Morgan Stanley Capital Services Inc.	2/9/23	MXN	44,221	USD	2,266	79	—
BNP Paribas	2/9/23	ZAR	38,611	USD	2,270	—	(53)
Bank of America, N.A.	2/9/23	USD	5,648	CHF	5,249	—	(90)
Bank of America, N.A.	2/9/23	USD	5,643	EUR	5,316	—	(140)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	2/9/23	USD	2,279	ILS	8,007	—	(41)
Bank of America, N.A.	2/9/23	USD	5,771	JPY	748,534	13	—
BNP Paribas	2/9/23	USD	2,260	KRW	2,869,443	—	(70)
Bank of America, N.A.	2/9/23	USD	2,270	SGD	3,043	—	(47)
BNP Paribas	2/9/23	USD	2,304	THB	78,595	—	(79)
Royal Bank of Canada	2/9/23	USD	2,282	TWD	69,746	—	(43)
						1,029	(563)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
SGD—Singapore dollar.
THB—Thai baht.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
At January 31, 2023, the counterparties had deposited in segregated accounts cash of $420,000 in connection with open forward currency contracts.
A.  Basis for Consolidation: Vanguard ASF Portfolio ("the subsidiary") commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of January 31, 2023, the fund held $15,495,000 in the subsidiary, representing 16% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.
B. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.  Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
D. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Consolidated Schedule of Investments.
E. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The fund also uses interest rate futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses global equity index futures contracts to capture excess return opportunities. The primary risk associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying securities or commodities and the prices of futures contracts, and the possibility of an illiquid market. In addition, commodity futures trading is volatile, and even a small movement in market prices could cause large losses. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Consolidated Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded consolidated as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	26,046	—	1,170	27,216
Temporary Cash Investments	45,075	—	—	45,075
Total	71,121	—	1,170	72,291
Liabilities
Common Stocks	8,549	—	—	8,549
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,394	—	—	2,394
Forward Currency Contracts	—	1,029	—	1,029
Total	2,394	1,029	—	3,423
Liabilities
Futures Contracts[1]	1,382	—	—	1,382
Forward Currency Contracts	—	563	—	563
Total	1,382	563	—	1,945
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments.